GS Mortgage Securities
T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
October 2024
D
A
TES
ADMINISTR
A
TOR
Payment
Date:
Prior
Payment:
Next
Payment:
Record Date:
Determination Date:
Oct 1
1, 2024
Sep
12,
2024
Nov
13,
2024
Sep 30, 2024
Oct 07, 2024
First Payment Date:
Closing Date:
Rated Final Distribution Date:
Nov 13, 2015
Oct 23, 2015
Oct 13, 2048
Name:
Edward Przybycien
Title:
Account Administrator
Address:
190 S La Salle St
T
ABLE OF CONTENTS
Chicago, IL 60603
Distribution Date Report
Payment Detail (Exchange Certificates)
Factor Detail
Principal Detail
Interest Detail
Reconciliation of Funds
Additional Loan Detail
Historical Loan Modification Report
Bond/Collateral Realized Loss Reconciliation
Historical Delinquency & Liquidation (Stated)
REO Additional Detail
REO Status Report
Historical Liquidation Loss Loan Detail
Interest Adjustment Reconciliation
Appraisal Reduction Report
Loan Level Detail
Material Breaches and Document Defects
Mortgage Loan Characteristics
Delinquent Loan Detail
Supplemental Information
Page
1
Page
2
Page
3
Page
4
Page
5
Page
6
Page
7
Page
9
Page
10
Page
11
Page
12
Page
13
Page
14
Page
15
Page
16
Page
17
Page
19
Page
20
Page
24
Page
25
Phone:
312.327.7535
Email:
edward.przybycien@usbank.com
Website:
https://pivot.usbank.com/
P
ARTIES TO THE TRANSACTION
Sponsor:
Cantor Commercial Real Estate Lending, L.P.
Sponsor:
Citigroup Global Markets Realty Corp.
Sponsor:
Goldman Sachs Mortgage Company
Sponsor:
MC-Five Mile Commercial Mortgage Finance LLC
Sponsor:
Starwood Mortgage Funding I LLC
Depositor:
GS Mortgage Securities Corporation II
Trustee:
U.S. Bank
Certificate Administrator:
U.S. Bank
Custodian:
U.S. Bank
Master Servicer:
Well Fargo Bank, National Association
Special Servicer:
LNR Partners, LLC
Operating Advisor:
Pentalpha Surveillance LLC
* This report contains, or is based on, information furnished to U.S.
Bank Global Corporate Trust ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S. Bank
has not independently verified information received from any such third party.

GS Mortgage Securities
T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
October 2024
DISTRIBUTION D
A
TE REPORT
Effective
Pass-Through
Class
Rate
A-1
1.53900%
A-2
2.07500%
A-3
3.24400%
A-4
3.50600%
A-AB
3.27800%
X-A
1.19058%
X-B
0.17061%
A-S
3.91100%
B
4.46600%
PEZ
N/A
C
4.63661%
D
2.97900%
X-D
1.65761%
E
4.63661%
F
4.63661%
G
4.63661%
S
0.00000%
R
0.00000%
Original
Balance
30,283,000.00
28,822,000.00
185,000,000.00
284,382,000.00
65,382,000.00
634,167,000.00
48,782,000.00
40,298,000.00
48,782,000.00
0.00
42,419,000.00
51,964,000.00
51,964,000.00
23,331,000.00
8,483,000.00
39,238,739.00
0.00
0.00
Beginning
Balance (1)
0.00
0.00
164,751,801.17
284,382,000.00
14,907,227.35
504,339,028.52
48,782,000.00
40,298,000.00
48,782,000.00
0.00
42,419,000.00
51,964,000.00
51,964,000.00
23,331,000.00
8,483,000.00
35,513,224.53
0.00
0.00
Principal
Distribution
0.00
0.00
0.00
0.00
952,490.16
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Interest
Distribution (2)
0.00
0.00
445,379.04
830,869.41
40,721.58
500,379.61
6,935.71
131,337.90
181,550.34
0.00
114,143.86
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Total
Distribution
0.00
0.00
445,379.04
830,869.41
993,211.74
500,379.61
6,935.71
131,337.90
181,550.34
0.00
114,143.86
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Realized
Loss
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Ending
Balance
0.00
0.00
164,751,801.17
284,382,000.00
13,954,737.19
503,386,538.36
48,782,000.00
40,298,000.00
48,782,000.00
0.00
42,419,000.00
51,964,000.00
51,964,000.00
23,331,000.00
8,483,000.00
35,513,224.53
0.00
0.00
Exchangeable
Percent
Outstanding
100.00000%
100.00000%
100.00000%
Totals:
848,384,739.00
714,831,253.05
952,490.16
2,251,317.44
3,203,807.60
0.00
713,878,762.89
(1) The Class PEZ Certificates have an initial maximum certificate principal amount of 131,499,000.00.
(2) Class S is a sole beneficiary of Excess Interest.

GS Mortgage Securities
T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
October 2024
PA
YMENT DE
T
AIL (EXCHANGE CERTIFIC
A
TES)
Pass-Through
Class
Rate
A-S
3.911000%
B
4.466000%
PEZ
N/A
C
4.636613%
Original
Balance
40,298,000.00
48,782,000.00
0.00
42,419,000.00
Beginning
Balance
40,298,000.00
48,782,000.00
0.00
42,419,000.00
Principal
Distribution
0.00
0.00
0.00
0.00
Interest
Distribution
0.00
0.00
0.00
0.00
Total
Distribution
0.00
0.00
0.00
0.00
Realized
Loss
0.00
0.00
0.00
0.00
Ending
Balance
40,298,000.00
48,782,000.00
0.00
42,419,000.00
Percent
Exchanged
0.00000%
0.00000%
0.00000%
Totals:
131,499,000.00
131,499,000.00
0.00
0.00
0.00
0.00
131,499,000.00

GS Mortgage Securities
T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
October 2024
F
ACTOR DE
T
AIL
Class
CUSIP
A-1
36250VAA0
A-2
36250VAB8
A-3
36250VAC6
A-4
36250VAD4
A-AB
36250VAE2
X-A
36250VAF9
X-B
36250VAG7
A-S
36250VAH5
B
36250VAJ1
PEZ
36250VAK8
C
36250VAL6
D
36250VAM4
X-D
36250VAN2
E
36250VAP7
F
36250VAR3
G
36250VAT9
S
36250VAV4
R
36250VAX0
Beginning
Balance
0.00000000
0.00000000
890.55027659
1000.00000000
228.00200896
795.27794496
1000.00000000
1000.00000000
1000.00000000
0.00000000
1000.00000000
1000.00000000
1000.00000000
1000.00000000
1000.00000000
905.05519380
0.00000000
0.00000000
Principal
Distribution
0.00000000
0.00000000
0.00000000
0.00000000
14.56807929
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
Interest
Distribution
0.00000000
0.00000000
2.40745425
2.92166667
0.62282549
0.78903445
0.14217773
3.25916667
3.72166667
0.00000000
2.69086630
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
Total
Distribution
0.00000000
0.00000000
2.40745425
2.92166667
15.19090478
0.78903445
0.14217773
3.25916667
3.72166667
0.00000000
2.69086630
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
Realized
Loss
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
Ending
Balance
0.00000000
0.00000000
890.55027659
1000.00000000
213.43392967
793.77599017
1000.00000000
1000.00000000
1000.00000000
0.00000000
1000.00000000
1000.00000000
1000.00000000
1000.00000000
1000.00000000
905.05519380
0.00000000
0.00000000

GS Mortgage Securities
T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
October 2024
PRINCI
P
AL DE
T
AIL
Class
A-1
A-2
A-3
A-4
A-AB
A-S
B
PEZ
C
D
E
F
G
Totals:
Beginning
Balance
0.00
0.00
164,751,801.17
284,382,000.00
14,907,227.35
40,298,000.00
48,782,000.00
0.00
42,419,000.00
51,964,000.00
23,331,000.00
8,483,000.00
35,513,224.53
714,831,253.05
Scheduled
Principal
0.00
0.00
0.00
0.00
952,490.16
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
952,490.16
Unscheduled
Principal
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Realized
Loss
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Operating
Advisor
Expenses
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Ending
Balance
0.00
0.00
164,751,801.17
284,382,000.00
13,954,737.19
40,298,000.00
48,782,000.00
0.00
42,419,000.00
51,964,000.00
23,331,000.00
8,483,000.00
35,513,224.53
713,878,762.89
Cumulative
Realized
Loss
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
3,725,514.47
3,725,514.47

GS Mortgage Securities
T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
October 2024
INTEREST DE
T
AIL
Class
A-1
A-2
A-3
A-4
A-AB
X-A
X-B
A-S
B
PEZ
C
D
X-D
E
F
G
S
R
Totals:
Accrued
Certificate
Interest
0.00
0.00
445,379.04
830,869.41
40,721.58
500,379.61
6,935.71
131,337.90
181,550.34
0.00
163,900.42
129,000.63
71,780.18
90,147.35
32,776.99
137,217.57
0.00
0.00
2,761,996.73
Net Prepay
Interest
Shortfall
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Interest
Adjustment
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
160.08
1,525.06
1,407.96
2,157.57
930.20
15,616.18
0.00
0.00
21,797.05
Current
Interest
Shortfalls
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
49,756.56
129,000.63
71,780.18
90,147.35
32,776.99
137,217.57
0.00
0.00
510,679.29
Yield
Maintenance
Charges
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Total Interest
Distribution
Amount
0.00
0.00
445,379.04
830,869.41
40,721.58
500,379.61
6,935.71
131,337.90
181,550.34
0.00
114,143.86
0.00
0.00
0.00
0.00
0.00
0.00
0.00
2,251,317.44
Cumulative
Unpaid Interest
Shortfall
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
91,345.77
744,849.45
437,582.96
650,703.52
274,451.06
4,194,450.92
0.00
0.00
6,393,383.69

GS Mortgage Securities
T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
October 2024
RECONCILI
A
TION OF FUNDS
Interest
Scheduled Interest
Funds Collection
2,471,044.91
Fees
Master Servicing Fee
Funds Distribution
7,996.57
Interest Adjustments
Deferred Interest
Net Prepayment Shortfall
Net Prepayment Interest Excess
Interest Reserve (Deposit)/Withdrawal
Interest Collections
Principal
Scheduled Principal
Unscheduled Principal
Principal Adjustments
Principal Collections
Other
Yield Maintenance
Excess Interest
Excess Liquidatation Proceeds
Other Collections
Total Collections
(208,216.32)
0.00
0.00
0.00
0.00
2,262,828.59
952,490.16
0.00
0.00
952,490.16
0.00
0.00
0.00
0.00
3,215,318.75
Trustee/Certificate Administrator Fees
CREFC Intellectual Property Royalty License Fee
Operating Advisor Fee
Special Servicing Fee
Workout Fee
Liquidation Fee
Special Serv Fee plus Adj.
Miscellaneous Fee
Fee Distributions
Additional Trust Fund Expenses
Reimbursed for Interest on Advances
Net ASER Amount
Non-Recoverable Advances
Other Expenses or Shortfalls
Additional Trust Fund Expenses
Payments to Certificateholders
Interest Distribution
Principal Distribution
Yield Maintenance
Excess Interest
Payments to Certificateholders
Total Distribution
2,442.33
297.85
774.40
60,534.18
0.00
0.00
60,534.18
0.00
72,045.33
0.00
147,682.14
0.00
362,877.34
510,559.48
2,251,317.44
952,490.16
0.00
0.00
3,203,807.60
3,215,318.75

GS Mortgage Securities
T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
October 2024
ADDITIONAL LOAN DE
T
AIL
Mortgage Loan Stated Principal Balance
Beginning Principal Balance
Ending Principal Balance
% of Cut-Off Date Principal Balance
Ending Loan Count
Weighted Average Remaining Term to Maturity
Weighted Average Mortgage Rate
Controlling Class:
Controlling Class Representative:
Control Terminiation Event:
714,831,253.03
713,878,762.87
84.15%
51
11
4.6564958%
E
N/A
YES
P&I Advances:
P & I Advances
Miscellaneous Advances
Outstanding P & I Advances
Disclosable Special Servicer Fees
Commission
Brokerage Fee
Rebate
Shared Fee
Other
Excess Liquidation Proceeds Account
Beg Balance
0.00
Total
Not Provided
Not Provided
7,452,956.91
0.00
0.00
0.00
0.00
0.00
(Withdraw)/Dep
0.00
End Balance
0.00
Specially Serviced Loans that are not Delinquent
Count
Balance
0
0.00
Aggregate Realized Loss in Related Collection Period
0.00
Agg Add’l Trust Expenses in Related Collection Period
0.00

GS Mortgage Securities
T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
October 2024
ADDITIONAL LOAN DE
T
AIL
Mortgage Loans As to Which Related Mortgator
Is Subject Or Is Expected To Bankruptcy Proceedings
Mortgage Loan Repurchased, Substituted For Or Otherwise
Liquidated Or Disposed During Related Collection Period
Stated Principal
Count
Balance
0
0.00
Amount Of Any
Loan ID
Liq Proceeds
0.00
Portion Included
in Avail Funds
0.00
Totals:
0
0.00
Totals:
0.00
0.00

GS Mortgage Securities
T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
October 2024
HISTORICAL LOAN MODIFIC
A
TION REPORT
Loan ID
2
3
12
Ending
Scheduled
Balance
79,858,200.63
67,446,250.99
15,575,735.04
Ending
Unpaid
Balance
80,823,622.57
67,446,250.99
15,575,735.04
Comments
Please see Loan Modification Report on Trustee website.
Please see Loan Modification Report on Trustee website.
Servicer provided no comment

GS Mortgage Securities
T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
October 2024
BOND/COLL
A
TERAL REALIZED LOSS RECONCILI
A
TION
Loan ID
3
3
3
3
3
3
3
3
3
3
3
17
17
23
23
47
47
47
47
47
47
Loan Count:
Period
Nov 2021
Jan 2022
Feb 2022
Mar 2022
Apr 2022
Jun 2022
Jul 2022
Aug 2022
Sep 2022
Oct 2022
Nov 2022
Nov 2020
Apr 2021
Oct 2022
Jun 2023
Apr 2023
Jun 2023
Jul 2023
Sep 2023
Oct 2023
Mar 2024
4
Beginning
Balance of the
Loan at
Liquidation
12,417,971.55
10,719,451.89
3,260,105.76
Totals:
Aggregate
Realized Loss
on Loans
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
2,140,818.61
2,137,677.80
0.00
1,020.00
1,605,578.93
1,591,985.59
1,592,682.41
1,588,134.54
1,588,254.54
1,586,816.78
3,725,514.58
Prior Realized
Loss Applied to
Certificates
A
0.00
850,000.00
599,286.40
463,927.45
180,359.17
38,575.03
(244,993.25)
(386,777.39)
(528,561.53)
(670,345.67)
(812,129.81)
0.00
2,140,818.61
0.00
0.00
0.00
1,605,578.93
1,591,985.59
1,592,682.41
1,588,134.54
1,588,254.54
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
B
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Interest
(Shortages) /
Excesses
applied to
Realized Loss
C
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Modification
Adjustments /
Appraisal
Reduction
Adjustment
D
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
E
850,000.00
(250,713.60)
(135,358.95)
(283,568.28)
(141,784.14)
(283,568.28)
(141,784.14)
(141,784.14)
(141,784.14)
(141,784.14)
(75,587.75)
0.00
(3,140.81)
0.00
1,020.00
0.00
(13,593.34)
696.82
(4,547.87)
120.00
(1,437.76)
(908,600.52)
Current
Realized Loss
Applied to
Certificates*
850,000.00
599,286.40
463,927.45
180,359.17
38,575.03
(244,993.25)
(386,777.39)
(528,561.53)
(670,345.67)
(812,129.81)
(887,717.56)
2,140,818.61
2,137,677.80
0.00
1,020.00
1,605,578.93
1,591,985.59
1,592,682.41
1,588,134.54
1,588,254.54
1,586,816.78
2,837,797.02
Recoveries of
Realized
Losses paid
as Cash
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
(Recoveries) /
Loss to
Certificate
Interest
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans
- B - C - D + E instead of A - C - D + E
Prior Realized Loss Applied to Certificates
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Adjustments that are based on principal haircut or future interest foregone due to modification
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan

GS Mortgage Securities
T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
October 2024
HISTORICAL DELINQUENCY & LIQUID
A
TION SUMMARY (S
TA
TED BALANCE)
30 Days Delinq
(1)
60 Days Delinq
(1)
90+ Days Delinq
(1)
Bankruptcy
Foreclosure
REO
Prepayments/Liquidation
Month
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Oct 2024
0
Sep 2024
1
Aug 2024
1
Jul 2024
0
0.00
0.0
%
1
7,027,084.53
1.0
%
0
7,037,577.66
1.0
%
0
0.00
0.0
%
1
7,015,641.72
1.0
%
2
0.00
0.0
%
2
0.00
0.0
%
2
7,048,028.94
1.0
%
2
172,916,101.61
173,073,321.56
173,218,341.24
173,362,801.76
24.2
%
0
24.2
%
0
24.2
%
0
24.2
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
20,980,659.46
2.9
%
0
21,018,593.81
2.9
%
0
21,053,538.27
2.9
%
0
21,088,336.80
2.9
%
0
0.00
0.0%
0.00
0.0%
0.00
0.0%
0.00
0.0%
Jun 2024
0
0.00
0.0
%
2
100,719,500.79
14.0
%
1
79,858,200.63
1
1.1
%
0
0.00
0.0
%
0
0.00
0.0
%
1
21,125,835.93
2.9
%
0
0.00
0.0%
May 2024
2
Apr 2024
2
100,873,168.99
14.0
%
0
101,038,840.73
14.0
%
0
0.00
0.0
%
1
0.00
0.0
%
1
79,858,200.63
79,858,200.63
1
1.1
%
0
1
1.1
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
1
0.00
0.0
%
1
21,160,332.53
2.9
%
0
21,197,540.65
2.9
%
0
0.00
0.0%
0.00
0.0%
Mar 2024
1
Feb 2024
0
Jan 2024
1
Dec 2023
1
Nov 2023
1
Oct 2023
1
7,091,223.61
1.0
%
0
0.00
0.0
%
1
7,
1
13,477.84
1.0
%
0
7,123,626.41
1.0
%
0
7,134,652.39
1.0
%
0
7,144,716.51
1.0
%
1
0.00
7,103,288.63
0.00
0.00
0.00
80,470,
1
19.52
0.0
%
1
1.0
%
1
0.0
%
1
0.0
%
1
0.0
%
1
1
1.1
%
0
79,858,200.63
79,995,657.46
80,
1
12,435.63
80,228,758.04
80,354,742.78
0.00
1
1.1
%
0
1
1.1
%
0
1
1.1
%
0
1
1.1
%
0
1
1.1
%
0
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
21,231,737.81
2.9
%
0
21,271,523.25
2.9
%
0
21,305,41
1.45
2.9
%
0
21,339,158.13
3.0
%
0
21,375,643.45
3.0
%
0
21,409,096.83
3.0
%
0
0.00
0.0%
0.00
0.0%
0.00
0.0%
0.00
0.0%
0.00
0.0%
0.00
0.0%
Sep 2023
2
Aug 2023
2
87,750,853.63
12.1
%
0
87,875,272.29
12.1
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
1
0.00
0.0
%
1
21,445,299.47
3.0
%
0
21,478,461.96
3.0
%
1
0.00
0.0%
9,869,867.41
1.4%
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO
(2) Percentage in relation to Ending Scheduled Balance

GS Mortgage Securities
T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
October 2024
REO ADDITIONAL DE
T
AIL
Mortgage Property That Became REO Property During Related Prepayment Period
Stated Principal
Loan ID
Balance
Unpaid Principal
Balance
Most Recent
Appraisal Value
Date Appraisal
Performed
Totals:

GS Mortgage Securities
T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
October 2024
REO S
TA
TUS REPORT
Ending
Loan ID
State
City
Property Type
Book Value
Scheduled Loan
REO Date
Appraisal
Total Exposure
Appraisal Value
Date
Date Asset
Expected to
be Resolved
or Foreclosed
REO Revenue
and Other
Amounts
Type *
10
NY
47
GA
Count:
2
V
arious
Lithonia
Totals:
V
arious
Retail
23,300,000.00
4,000,000.00
27,300,000.00
20,980,659.46
0.00
20,980,659.46
09/29/2022
05/03/2022
25,196,652.29
0.00
25,196,652.29
10,700,000.00
01/12/2024
12/31/2024
0.00
10,700,000.00
0.00
0.00
3
0.00
(*) Legend: (1) Partial Liq’n (Curtailment), (2) Payoff Prior T
o Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payoff At Maturity, (6) DPO, (7) Liquidated, (8) Payoff w/ penalty,
(9) Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

GS Mortgage Securities
T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
October 2024
HISTORICAL LIQUID
A
TION LOSS LOAN DE
T
AIL
Loan ID
17
23
47
Liquidation
Month
Nov 2020
Oct 2022
Apr 2023
Liquidation /
Prepayment
Code *
3
3
3
Current Beginning
Scheduled Balance
12,417,971.55
10,719,451.89
3,260,105.76
Most Recent Value **
25,300,000.00
8,690,000.00
2,350,000.00
Net Proceeds Received
on Liquidation
10,803,710.20
13,502,986.35
2,393,310.51
Liquidation Expense
523,416.45
2,784,554.46
720,021.53
Net Proceeds Available
for Distribution
10,280,293.75
10,718,431.89
1,673,288.98
Realized Loss to Trust
2,137,677.80
1,020.00
1,586,816.78
Count:
3
Totals:
26,397,529.20
36,340,000.00
26,700,007.06
4,027,992.44
22,672,014.62
3,725,514.58
* Liquidation / Prepayment Code: 1 - Partial Liq’n (Curtailment); 2 -
Payoff Prior
T
o Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 -
Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty;
11 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period. If not provided by the servicer,
Most Recent V
alue is as of cutoff
.

GS Mortgage Securities
T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
October 2024
INTEREST ADJUSTMENT RECONCILI
A
TION
Current Ending
Scheduled
Loan ID
Balance
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Reimbursement of
Advances to Servicer
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
1
2
10
Count:
Totals:
93,057,900.98
79,858,200.63
20,980,659.46
3
193,896,761.07
39,518.18
16,637.13
4,378.87
60,534.18
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
87,465.76
0.00
60,216.38
147,682.14
0.00
0.00
0.00
302,343.16
0.00
0.00
0.00
302,343.16
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Total Interest Shortfall hitting the Trust:
510,559.48
*
T
otal shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

GS Mortgage Securities
T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
October 2024
APPRAISAL REDUCTION REPORT
Loan ID
Property Name
1
2
10
Paid Through
Date
04/06/2024
07/06/2023
02/06/2022
ARA (Appraisal
Reduction Amount)
23,376,150.28
56,944,732.68
14,852,962.26
ARA Date
08/06/2024
04/08/2024
03/06/2024
Most Recent Value
390,000,000.00
50,000,000.00
10,700,000.00
Most Recent
Valuation Date
06/24/2015
01/01/2024
01/12/2024
Most Recent Net
ASER Amount
87,465.76
0.00
60,216.38
Cumulative ASER
Amount
268,228.34
151,712.93
2,683,519.00
Count:
3
Totals:
95,173,845.22
450,700,000.00
147,682.14
3,103,460.27

GS Mortgage Securities
T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
October 2024
LOAN LEVEL DE
T
AIL
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat
Date
Am
Balance
Rate
P&I
Adj
Date
Thru
Premium
Status **
Payment
Charges
DSCR
Stmnt
1
Office
04/25/24
IL
08/06/25
N
93,057,900.98
4.495
506,388.26
0.00
04/06/24
0.00
6
349,168.31
0.00
1.41
12/31/23
2
Mixed Use
3
Lodging
4
Mixed Use
5
Office
6
Retail
7
Retail
8
Multifamily
9
Retail
10
Various
1
1
Industrial
12
Lodging
10/17/23
NY
06/17/20
XX
TX
NY
TX
XX
P
A
OH
12/23/19
NY
P
A
FL
10/06/25
N
09/06/25
N
10/06/25
N
10/06/25
N
09/06/25
N
08/06/25
N
06/06/25
N
06/06/25
N
09/06/25
N
10/06/25
N
10/06/25
N
79,858,200.63
4.550
67,446,250.99
4.954
50,665,102.39
4.744
30,000,000.00
4.300
29,750,000.00
4.500
24,496,390.38
4.500
22,384,275.22
4.550
19,624,861.78
4.704
20,980,659.46
4.870
16,956,344.15
4.682
15,575,735.04
4.900
0.00
0.00
278,412.50
0.00
282,015.59
0.00
107,500.00
0.00
11
1,562.50
0.00
139,078.78
0.00
122,318.53
0.00
121,929.33
0.00
123,234.81
0.00
99,836.64
0.00
98,184.44
0.00
07/06/23
10/06/24
10/06/24
10/06/24
10/06/24
10/06/24
10/06/24
10/06/24
02/06/22
10/06/24
10/06/24
0.00
6
0.00
0.00
0
278,412.50
0.00
0
200,617.83
0.00
0
107,500.00
0.00
0
11
1,562.50
0.00
0
92,037.87
0.00
0
85,015.15
0.00
0
77,097.01
0.00
6
85,300.46
0.00
0
66,288.89
0.00
0
63,741.56
0.00
0.66
0.00
2.78
0.00
0.82
0.00
4.12
0.00
2.04
0.00
1.20
0.00
0.00
0.00
0.00
0.00
0.35
0.00
1.70
0.00
3.92
12/31/22
12/31/23
12/31/23
12/31/23
12/31/23
12/31/23
12/31/23
12/31/23
12/31/23
13
Multifamily
TX
08/06/25
1
1/22/19
14
Retail
15
Office
16
Retail
FL
OH
05/06/20
MD
09/06/25
N
09/06/25
N
06/06/25
N
13,816,376.17
5.004
13,356,298.24
4.499
13,100,756.15
4.600
85,930.58
0.00
75,689.91
0.00
74,974.24
0.00
10/06/24
10/06/24
10/06/24
0.00
0
57,731.88
0.00
0
50,170.66
0.00
0
50,314.10
0.00
1.26
0.00
1.98
0.00
0.00
12/31/23
12/31/23
17
Lodging
18
Retail
TX
10/06/20
MO
10/06/25
10/20/20
07/14/23
19
Multifamily
20
Retail
21
Mobile Home
22
Mobile Home
MI
09/06/25
N
FL
06/06/25
N
P
A
09/06/25
N
P
A
09/06/25
N
10,956,623.95
4.930
12,350,000.00
4.570
10,282,
1
13.05
4.724
10,
1
10,813.50
4.724
66,142.92
0.00
47,027.77
0.00
63,992.30
0.00
62,926.20
0.00
10/06/24
10/06/24
10/06/24
10/06/24
0.00
0
45,099.92
0.00
0
47,027.77
0.00
0
40,565.18
0.00
0
39,889.37
0.00
0.00
0.00
0.00
0.00
1.80
0.00
2.01
12/31/23
12/31/23
23
Retail
OH
12/28/27
09/29/22
24
Retail
25
Office
26
Lodging
27
Multifamily
28
Multifamily
29
Multifamily
30
Multifamily
31
Office
32
Mobile Home
33
Retail
34
Office
35
Multifamily
36
Multifamily
37
Office
38
Retail
39
Office
40
Retail
41
Multifamily
MI
OH
10/30/20
GA
FL
AZ
GA
MI
NY
P
A
NM
CA
TX
OH
AZ
AZ
TX
TX
GA
09/06/25
N
09/06/25
N
06/06/25
N
10/06/25
N
07/06/25
N
09/06/25
N
06/06/25
N
10/06/25
N
09/06/25
N
09/06/25
N
09/06/25
N
05/06/25
N
06/06/25
N
06/06/25
N
09/06/25
N
08/06/25
N
08/06/25
N
07/06/25
N
9,731,054.27
4.460
9,878,654.48
4.499
8,960,177.06
4.795
9,329,316.23
4.738
9,773,564.1
1
4.832
7,549,099.64
4.710
7,000,700.62
4.700
7,015,641.72
4.650
5,556,769.07
4.724
5,484,148.05
4.790
5,834,821.17
4.708
5,428,395.72
4.392
5,089,184.95
4.672
5,294,586.27
4.943
4,843,149.12
4.421
4,818,068.79
4.600
4,794,124.74
4.440
5,031,478.35
4.958
56,230.72
0.00
55,982.16
0.00
56,106.86
0.00
55,214.78
0.00
54,895.03
0.00
43,190.95
0.00
40,453.75
0.00
38,672.76
0.00
34,583.41
0.00
34,326.00
0.00
33,742.72
0.00
31,166.13
0.00
31,532.50
0.00
32,000.61
0.00
29,365.40
0.00
29,733.37
0.00
29,181.34
0.00
30,450.95
0.00
10/06/24
10/06/24
10/06/24
10/06/24
10/06/24
10/06/24
10/06/24
07/06/24
10/06/24
10/06/24
10/06/24
10/06/24
10/06/24
10/06/24
10/06/24
10/06/24
10/06/24
10/06/24
0.00
0
36,241.38
0.00
0
37,107.49
0.00
0
35,884.18
0.00
0
36,903.65
0.00
0
39,413.15
0.00
0
29,683.23
0.00
0
27,470.26
0.00
2
27,229.95
0.00
0
21,922.67
0.00
0
21,940.33
0.00
0
22,934.35
0.00
0
19,906.87
0.00
0
19,857.22
0.00
0
21,851.09
0.00
0
17,883.25
0.00
0
18,512.28
0.00
0
17,780.44
0.00
0
20,826.06
0.00
1.83
0.00
1.45
0.00
0.00
0.00
2.73
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.15
0.00
1.56
0.00
1.52
0.00
2.51
0.00
0.00
0.00
0.00
0.00
0.00
0.00
2.27
0.00
2.45
0.00
2.16
0.00
0.00
12/31/23
12/31/23
12/31/23
12/31/22
12/31/23
12/31/23
12/31/23
12/31/23
12/31/23
12/31/23

GS Mortgage Securities
T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
October 2024
LOAN LEVEL DE
T
AIL
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat
Date
Am
Balance
Rate
P&I
Adj
Date
Thru
Premium
Status **
Payment
Charges
DSCR
Stmnt
42
Retail
43
Retail
CA
09/06/25
N
TX
10/06/25
N
4,568,770.64
4.750
4,255,681.78
4.600
27,125.66
0.00
26,144.86
0.00
10/06/24
10/06/24
0.00
0
18,120.36
0.00
0
16,350.99
0.00
2.52
0.00
1.64
12/31/23
12/31/23
44
Self Storage
AZ
10/06/20
06/05/20
45
Multifamily
46
Retail
MI
09/06/25
N
MI
09/06/25
N
2,891,927.15
4.647
460,498.66
4.647
21,259.40
0.00
3,385.25
0.00
10/06/24
10/06/24
0.00
0
1
1,237.80
0.00
0
1,789.46
0.00
2.23
0.00
0.99
12/31/23
12/31/22
47
Retail
GA
09/06/25
03/17/23
48
Office
49
Self
Storage
50
Self
Storage
51
Office
52
Retail
53
Retail
54
Self Storage
55
Mixed Use
56
Mobile Home
57
Mobile Home
CA
09/06/25
N
P
A
10/06/25
N
AZ
08/06/25
N
TX
10/06/25
N
MO
09/06/25
N
TX
04/06/25
N
AZ
09/06/25
N
IL
10/06/25
N
IN
09/06/25
N
IN
09/06/25
N
3,310,396.97
4.822
3,439,596.71
4.830
3,301,698.54
4.495
3,130,648.70
5.071
2,337,437.25
4.850
2,301,270.75
5.040
1,995,692.21
4.650
2,057,275.93
4.810
2,087,288.13
4.800
1,558,943.01
4.800
20,776.84
0.00
20,532.73
0.00
18,736.37
0.00
20,023.26
0.00
17,420.49
0.00
14,615.86
0.00
14,673.90
0.00
12,869.
1
1
0.00
12,591.97
0.00
9,404.63
0.00
10/06/24
10/06/24
10/06/24
10/06/24
10/06/24
10/06/24
10/06/24
10/06/24
10/06/24
10/06/24
0.00
0
13,332.19
0.00
0
13,871.19
0.00
0
12,391.38
0.00
0
13,258.19
0.00
0
9,479.24
0.00
0
9,686.04
0.00
0
7,760.10
0.00
0
8,264.70
0.00
0
8,366.06
0.00
0
6,248.40
0.00
1.67
0.00
0.00
0.00
3.28
0.00
1.91
0.00
1.36
0.00
0.00
0.00
0.00
0.00
0.00
0.00
2.17
0.00
0.00
12/31/23
12/31/23
12/31/23
12/31/23
12/31/23
Count:
57
Totals:
713,878,762.87
3,423,535.07
0.00
0.00
2,471,044.91
0.00
* If State field is blank or ’XX’, loan has properties in multiple states.
** Loan Status: A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent;
3 = 90-120 Days Delinquent; 4 = Performing Matured Balloon; 5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent; R = Repurchased.

GS Mortgage Securities
T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
October 2024
M
A
TERIAL BREACHES AND DOCUMENT DEFECTS
Ending Principal
Loan ID
Balance
Material Breach Date
Date Received Notice
Description
Count:
Totals:

0M to 4.9M
5M to 9.9M
10M to 14.9M
15M to 19.9M
20M to 24.9M
25M to 29.9M
30M to 34.9M
50M to 54.9M
65M to 69.9M
75M to 79.9M
90M to 94.9M
4
.
250%
-
4
.
490%
4
.
500%
-
4
.
740%
4
.
750%
-
4
.
990%
5
.
000%
-
5
.
240%
GS Mortgage Securities
T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
October 2024
MORTGAGE LOAN CHARACTERISTICS
Remaining Principal Balance
16
Count
0M to 4.9M
17
5M to 9.9M
15
10M to 14.9M
7
15M to 19.9M
3
20M to 24.9M
3
25M to 29.9M
1
30M to 34.9M
1
50M to 54.9M
1
65M to 69.9M
1
75M to 79.9M
1
90M to 94.9M
1
Balance ($)
%
14
$52,152,469.08
7.31%
12
$106,957,591.71
14.98%
$83,972,981.06
1
1.76%
10
$52,156,940.97
7.31%
8
$67,861,325.06
9.51%
$29,750,000.00
4.17%
6
$30,000,000.00
4.20%
4
$50,665,102.39
7.10%
$67,446,250.99
9.45%
2
$79,858,200.63
1
1.19%
0
$93,057,900.98
13.04%
Total
51
$713,878,762.87
100.00%
Gross Rate
50
4.250%
-
4.490%
4.500%
-
4.740%
4.750% - 4.990%
5.000% - 5.240%
Count
Balance ($)
%
9
$174,391,276.09
24.43%
23
$351,376,259.24
49.22%
16
$168,862,931.92
23.65%
3
$19,248,295.62
2.70%
40
30
Total
51
$713,878,762.87
100.00%
20
Total Weighted Average Rate: 4.66%
10
0

1.2
2.
2.4
Various
NEW YORK
TEXAS
ILLINOIS
VARIOUS
PENNSYLVANIA
FLORIDA
OHIO
MICHIGAN
ARIZONA
GEORGIA
CALIFORNIA
MARYLAND
NEW MEXICO
INDIANA
MISSOURI
GS Mortgage Securities
T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
October 2024
MORTGAGE LOAN CHARACTERISTICS
Geographic Distribution by State
NEW YORK
TEXAS
ILLINOIS
VARIOUS
PENNSYL
V
ANIA
FLORIDA
OHIO
MICHIGAN
ARIZONA
GEORGIA
CALIFORNIA
MARYLAND
NEW MEXICO
INDIANA
MISSOURI
Count
Balance ($)
%
4
$137,854,501.81
19.31%
8
$105,143,292.87
14.73%
2
$95,1
15,176.91
13.32%
2
$91,942,641.37
12.88%
6
$68,729,91
1.70
9.63%
4
$51,071,427.44
7.15%
4
$47,948,999.45
6.72%
5
$31,040,804.65
4.35%
5
$25,208,690.25
3.53%
3
$21,540,755.05
3.02%
3
$13,713,988.78
1.92%
1
$13,100,756.15
1.84%
1
$5,484,148.05
0.77%
2
$3,646,231.14
0.51%
1
$2,337,437.25
0.33%
20
16
12
8
4
Total
51
$713,878,762.87
100.00%
0
Property
T
ype
Industrial
Lodging
Mixed Use
Mobile Home Park
Count
1
3
3
5
Balance ($)
%
$16,956,344.15
2.38%
$91,982,163.09
12.88%
$132,580,578.95
18.57%
$29,595,926.76
4.15%
Self Storage
9
Industrial
Retail
21.3
Lodging
12.9
Mixed Use
18.6
Industrial
2.4%
Lodging
12.9%
Mixed Use
18.6%
Mobile Home Park
4.1%
Multifamily
12.0%
Office
24.6%
Retail
21.3%
Multifamily
Office
Retail
Self Storage
Various
10
$85,434,565.94
1
1.97%
10
$175,697,017.32
24.61%
15
$151,914,519.74
21.28%
3
$8,736,987.46
1.22%
1
$20,980,659.46
2.94%
Office
24.6
Multifamily
12.0
Mobile Home Park
4.1
Self Storage
1.2%
Various
2.9%
Total:
100.0%
Total
51
$713,878,762.87
100.00%

GS Mortgage Securities
T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
October 2024
MORTGAGE LOAN CHARACTERISTICS
Seasoning
100
Months
108 - 110
111 - 113
Count
50
1
Balance ($)
%
80
$71
1,577,492.12
99.68%
$2,301,270.75
0.32%
60
Total
51
$713,878,762.87
100.00%
Total Weighted Average Seasoning: 109
40
20
0
108 - 110
111 - 113
Remaining
T
erm to Maturity
70
Months
9 - 11
60
Count
Balance ($)
%
39
$481,821,655.48
67.49%
50
12 - 14
Total
12
$232,057,107.39
32.51%
51
$713,878,762.87
100.00%
40
Total Weighted Average Remaining Months: 11
30
20
10
0
9 - 11
12 - 14

0.000 - 0.490
0.500 - 0.990
1.000 - 1.490
1.500 - 1.990
2.000 - 2.490
2.500 - 2.990
3.000 - 3.490
4.000 - 4.490
4.500 - 4.990
Not Avail.
GS Mortgage Securities
T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
October 2024
MORTGAGE LOAN CHARACTERISTICS
DSCR
24
20
Count
Balance ($)
%
0.000 - 0.490
0.500 - 0.990
1.000 - 1.490
1.500 - 1.990
2.000 - 2.490
2.500 - 2.990
3.000 - 3.490
4.000 - 4.490
4.500 - 4.990
Not Avail.
2
$100,838,860.09
14.13%
16
3
$58,141,242.77
8.14%
7
$153,326,589.09
21.48%
12
7
$63,807,352.22
8.94%
8
6
$52,993,574.87
7.42%
5
$91,997,227.82
12.89%
4
1
$3,301,698.54
0.46%
0
1
$15,575,735.04
2.18%
1
$30,000,000.00
4.20%
18
$143,896,482.43
20.16%
Total
51
$713,878,762.87
100.00%
Total Weighted Average DSCR: 1.37
Amortization
T
ype
Amortizing Balloon
IO Maturity Balloon
IO/Amortizing/Balloon
Count
Balance ($)
%
20
$183,024,954.79
25.64%
3
$72,100,000.00
10.10%
28
$458,753,808.08
64.26%
Amortizing Balloon
25.64%
Amortizing Balloon
25.64%
IO Maturity Balloon
10.10%
Total
51
$713,878,762.87
100.00%
IO/Amortizing/Balloon
64.26%
IO Maturity Balloon
10.10%
IO/Amortizing/Balloon
64.26%
Total:
100.00%

GS Mortgage Securities
T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
October 2024
DELINQUENT LOAN DE
T
AIL
Loan ID
1
2
10
12
31
Paid Thru
Date
04/06/2024
07/06/2023
02/06/2022
10/06/2024
07/06/2024
Current
P&I
Advances**
505,999.86
0.00
123,147.23
98,
1
19.40
38,643.48
Outstanding
P&I
Advances***
2,767,722.64
3,290,867.05
1,278,438.87
0.00
1
15,928.35
Outstanding
Loan
Servicing
Status
Advances
Code*
0.00
6
3,538,088.26
6
21,206.38
6
0.00
0.00
2
Special
Servicer
Transfer Date
04/25/2024
10/17/2023
12/23/2019
Foreclosure
Date
Bankruptcy
Date
Reo
Date
09/29/2022
Count:
5
T
otals:
765,909.97
7,452,956.91
3,559,294.64
* Loan Status: A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent;
3 = 90-120 Days Delinquent; 4 = Performing Matured Balloon; 5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent.
** Current advances are not provided but are derived from information received from the Servicer
***Outstanding P&I Advances include the current period
P
&I Advances and may include Servicer Advance
s
.

GS Mortgage Securities
T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
October 2024
SUPPLEMEN
T
AL INFORM
A
TION
Notice Date
May 01, 2018
Notes
Each Certificateholder and Beneficial Owner may access notices on the Certificate Administrator’s Website and each Certificateholder and
Beneficial Owner may register to receive email notifications when such notices are posted on the Certificate Administrator’s Website
;
provided that the Certificate Administrator shall be entitled to reimbursement from the requesting Certificateholders for the reasonable expenses of posting such notices.